Schedule of investments
Delaware VIP® Trust  —  Delaware VIP REIT Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.64%
Real Estate — 2.65%
Equity Residential	153,111	$10,967,341
		10,967,341
REIT Diversified — 2.71%
Alpine Income Property Trust	20,172	350,186
Colony Capital †	585,432	3,793,599
Lexington Realty Trust	476,142	5,289,938
Vornado Realty Trust	38,557	1,750,102
		11,183,825
REIT Healthcare — 11.75%
CareTrust REIT	118,057	2,748,957
Healthcare Trust of America Class A	225,703	6,224,889
Healthpeak Properties	181,280	5,753,827
Medical Properties Trust	392,756	8,357,848
National Health Investors	37,174	2,686,937
Omega Healthcare Investors	43,265	1,584,797
Sabra Health Care REIT	23,322	404,870
Ventas	163,052	8,697,193
Welltower	169,010	12,106,186
		48,565,504
REIT Hotel — 6.43%
Apple Hospitality REIT	79,739	1,161,797
Chatham Lodging Trust †	218,034	2,869,328
Gaming and Leisure Properties	88,296	3,746,399
Host Hotels & Resorts †	297,696	5,016,178
Park Hotels & Resorts	51,618	1,113,917
Pebblebrook Hotel Trust	55,498	1,348,046
RLJ Lodging Trust	39,086	605,051
Ryman Hospitality Properties †	21,516	1,667,705
Sunstone Hotel Investors	45,389	565,547
VICI Properties	299,368	8,454,152
		26,548,120
REIT Industrial — 12.50%
Americold Realty Trust	113,308	4,358,959
Duke Realty	204,598	8,578,794
Prologis	339,424	35,978,944
Terreno Realty	47,280	2,731,365
		51,648,062
REIT Information Technology — 11.57%
CyrusOne	49,911	3,379,973
Digital Realty Trust	100,791	14,195,404
	Number of shares	Value (US $)
Common Stock (continued)
REIT Information Technology (continued)
Equinix	39,482	$26,831,572
QTS Realty Trust Class A	54,741	3,396,132
		47,803,081
REIT Mall — 3.14%
Simon Property Group	114,002	12,970,008
		12,970,008
REIT Manufactured Housing — 3.53%
Equity LifeStyle Properties	100,795	6,414,594
Sun Communities	54,486	8,175,079
		14,589,673
REIT Multifamily — 9.26%
American Campus Communities	18,638	804,602
American Homes 4 Rent Class A	111,330	3,711,742
Apartment Income REIT †	14,575	623,227
AvalonBay Communities	49,266	9,090,070
Camden Property Trust	41,015	4,507,959
Essex Property Trust	42,649	11,593,704
Mid-America Apartment Communities	16,124	2,327,661
UDR	127,976	5,613,027
		38,271,992
REIT Office — 8.21%
Alexandria Real Estate Equities	65,446	10,752,778
Boston Properties	84,650	8,571,659
Cousins Properties	134,482	4,753,939
Douglas Emmett	69,377	2,178,438
Highwoods Properties	132,429	5,686,501
Kilroy Realty	13,415	880,426
SL Green Realty	15,520	1,086,245
		33,909,986
REIT Self-Storage — 8.39%
CubeSmart	57,629	2,180,105
Extra Space Storage	69,817	9,254,243
Life Storage	54,951	4,723,039
National Storage Affiliates Trust	58,366	2,330,555
Public Storage	65,607	16,189,183
		34,677,125
REIT Shopping Center — 7.50%
Brixmor Property Group	348,457	7,049,285

NQ-880 [3/21] 5/21 (1643713)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP REIT Series
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center (continued)
Federal Realty Investment Trust	26,875	$2,726,469
Kimco Realty	175,865	3,297,469
Regency Centers	76,215	4,322,153
Retail Opportunity Investments	219,688	3,486,449
SITE Centers	401,299	5,441,614
Urban Edge Properties	213,739	3,530,968
Weingarten Realty Investors	42,632	1,147,227
		31,001,634
REIT Single Tenant — 7.65%
Agree Realty	40,045	2,695,429
Four Corners Property Trust	96,743	2,650,758
National Retail Properties	100,441	4,426,435
Realty Income	182,083	11,562,270
Spirit Realty Capital	78,823	3,349,978
STORE Capital	158,244	5,301,174
VEREIT	41,495	1,602,537
		31,588,581
REIT Specialty — 4.35%
Invitation Homes	303,274	9,701,735
Iron Mountain	55,976	2,071,672
Lamar Advertising Class A	18,926	1,777,530
Outfront Media †	46,337	1,011,537
WP Carey	48,441	3,427,685
		17,990,159
Total Common Stock (cost $350,915,501)		411,715,091

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	82,853	82,853
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	82,854	$82,854
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	82,854	82,854
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	82,853	82,853
Total Short-Term Investments (cost $331,414)		331,414

Total Value of Securities—99.72% (cost $351,246,915)		412,046,505
Receivables and Other Assets Net of Liabilities—0.28%		1,164,079
Net Assets Applicable to 31,638,090 Shares Outstanding—100.00%		$413,210,584
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-880 [3/21] 5/21 (1643713)